SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.3757	6.5250	6.9680
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.4508	6.9042	6.9088